Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Acquisition of properties
Exploration	$ (134)	$ (637)	$ (646)	$ (676)
Argentina [Member]
Acquisition of properties
Proved		(555,944)
Total property acquisition		(555,944)
Exploration	(134)	(637)		(9)
Development	(3,999)	(131,080)	(186,030)	(146,935)
Total costs incurred	$ (4,133)	(687,661)	(186,030)	(146,944)
Mexico [Member]
Acquisition of properties
Unproved		(29,681)		278
Total property acquisition		(29,681)		278
Exploration			(646)	(667)
Development			(2,031)	(601)
Total costs incurred		$ (29,681)	$ (2,677)	$ (990)